Significant accounting policies - Amortization of intangible assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Software & databases | Minimum
Intangible assets
Estimated useful life	3 years
Software & databases | Maximum
Intangible assets
Estimated useful life	5 years
Other Intangibles
Intangible assets
Amortization	$ 99.1